Fair Value of Financial Instruments - Summary of Carrying and Estimated Fair Values for Financial Instruments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
At Amortized Cost	R$ 1,375,782	R$ 1,275,799
Central Bank compulsory deposits	104,592	90,059
Interbank deposits	69,942	55,685
Securities purchased under agreements to resell	169,718	239,943
Other financial assets	96,473	93,255
Provision for Expected Loss	(41,079)	(47,051)
At Fair Value Through Other Comprehensive Income	105,622	109,942
At Fair Value Through Profit or Loss	434,169	465,581
Derivatives	69,045	76,504
Other financial assets	157	6
At amortized cost	1,553,107	1,495,641
Deposits	850,372	809,010
Securities sold under repurchase agreements	252,848	273,364
Other financial liabilities	134,267	118,929
At Fair Value Through Profit or Loss	63,479	79,653
Derivatives	63,204	79,505
Structured notes	(114)	(143)
Provision for expected loss	5,200	4,392
Loan Commitments	4,433	3,485
Financial Guarantees	767	907
Carrying value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,915,573	1,851,322
At Amortized Cost	1,375,782	1,275,799
Central Bank compulsory deposits	104,592	90,059
Interbank deposits	69,942	55,685
Securities purchased under agreements to resell	169,718	239,943
Voluntary investments with the Central Bank of Brazil	5,800
Securities	147,746	129,804
Loan and Financial Lease	822,590	714,104
Other financial assets	96,473	93,255
Provision for Expected Loss	(41,079)	(47,051)
At Fair Value Through Other Comprehensive Income	105,622	109,942
Securities	105,622	109,942
At Fair Value Through Profit or Loss	434,169	465,581
Securities	364,967	389,071
Derivatives	69,045	76,504
Other financial assets	157	6
Financial liabilities	1,621,786	1,579,686
At amortized cost	1,553,107	1,495,641
Deposits	850,372	809,010
Securities sold under repurchase agreements	252,848	273,364
Interbank market funds	177,145	156,035
Institutional market funds	138,636	138,308
Other financial liabilities	134,106	118,924
At Fair Value Through Profit or Loss	63,479	79,653
Derivatives	63,204	79,505
Structured notes	114	143
Other financial liabilities	161	5
Provision for expected loss	5,200	4,392
Loan Commitments	4,433	3,485
Financial Guarantees	767	907
Estimated fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,916,325	1,861,146
At Amortized Cost	1,376,534	1,285,623
Central Bank compulsory deposits	104,592	90,059
Interbank deposits	70,112	55,883
Securities purchased under agreements to resell	169,718	239,943
Voluntary investments with the Central Bank of Brazil	5,800
Securities	147,219	131,159
Loan and Financial Lease	823,699	722,375
Other financial assets	96,473	93,255
Provision for Expected Loss	(41,079)	(47,051)
At Fair Value Through Other Comprehensive Income	105,622	109,942
Securities	105,622	109,942
At Fair Value Through Profit or Loss	434,169	465,581
Securities	364,967	389,071
Derivatives	69,045	76,504
Other financial assets	157	6
Financial liabilities	1,622,317	1,581,953
At amortized cost	1,553,638	1,497,908
Deposits	850,277	808,965
Securities sold under repurchase agreements	252,848	273,364
Interbank market funds	177,181	156,106
Institutional market funds	139,226	140,549
Other financial liabilities	134,106	118,924
At Fair Value Through Profit or Loss	63,479	79,653
Derivatives	63,204	79,505
Structured notes	114	143
Other financial liabilities	161	5
Provision for expected loss	5,200	4,392
Loan Commitments	4,433	3,485
Financial Guarantees	R$ 767	R$ 907